TAXATION - Components of the deferred tax assets (Details) - HKD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Net operating loss carryforwards	$ 352,117	$ 187,154
Accrued expenses and others	112,470	98,227
Less: valuation allowance	(352,716)	(188,205)	$ (122,624)	$ (169,422)
Total deferred tax assets	111,871	97,176
Set-off of deferred tax liabilities pursuant to set-off Provisions		(356)
Net deferred tax assets	111,871	96,820
Total deferred tax liabilities	4,882	6,682
Set-off of deferred tax assets pursuant to set-off Provisions		(356)
Net deferred tax liabilities	$ 4,882	$ 6,326